Provisions	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Provisions	Provisions

	2025	2024
(in $ millions)	$	$
Site restoration	27	24
Legal and others	20	37
	47	61

	2025	2024
(in $ millions)	$	$
Non-current	22	20
Current	25	41
	47	61
i)                   Site restoration

	2025	2024
(in $ millions)	$	$
Balance at January 1	24	25
Provisions made during the year	1	*
Provisions reversed during the year	—	(1)
Effect of movements in exchange rates	2	*
Balance at December 31	27	24
*Amount less than $1 million
The provisions relate to the cost of dismantling and removing assets and restoring the premises to its original condition as stipulated in the lease agreements.
ii)                  Legal and others

	2025	2024
(in $ millions)	$	$
Balance at January 1	37	32
Provisions made during the year	2	5
Provisions reversed during the year	(21)	*
Effect of movements in exchange rates	2	*
Balance at December 31	20	37
*Amount less than $1 million
In 2025, a specific provision of $21 million was reversed in relation to a claim filed by competition authority in Malaysia in consideration of the Group’s position of market strength in the Mobility segment after a determination that a future outflow of resources is no longer probable. The remaining balance primarily includes provisions in relation to other ongoing legal proceedings.